Commitments - Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 439,000,000	$ 599,000,000
Less than one year [member]
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	113,000,000	93,000,000
One to five years [member]
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	162,000,000	179,000,000
Thereafter [member]
Disclosure of future minimum commitments for non cancellable operating lease [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 164,000,000	$ 327,000,000